Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member]	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents					$ 680	$ 680
Marketable and non-marketable equity securities					58	56	2
Mandatory convertible bonds					(448)	(448)
Embedded derivatives					(1)	0	(1)	0
Option component of convertible bonds					0		0
Items measured at fair value on a non-recurring basis [Abstract]
Total gain/(loss) on items measured at fair value on a non-recurring basis									(5)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures										1	1
Impairments of associates	(5)	0							(5)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			101.60%
Fair value of bond excluding conversion feature (percent)			101.60%
Fair value of conversion feature (percent)			0.00%
Total issued bond value ($ million)			$ 732.5	$ 732.5